Consolidated Statements of Other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net Loss	$ (115,158)	$ (118,741)	$ (25,968)
Other Comprehensive Income (Loss), Before Tax
Change in Net Unrealized Gain (Loss) on Available for Sale Investments, at Fair Value	(74)	148	(144)
Realized (Gain) Loss on Sale of Available for Sale Investments, at Fair Value	9	(12)	0
Other Comprehensive Income (Loss), Before Tax	(65)	136	(144)
Income tax effect	0	0	0
Other Comprehensive Income (Loss), Net of Tax	(65)	136	(144)
Comprehensive Loss	$ (115,223)	$ (118,605)	$ (26,112)